Stock-Based Incentive Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Incentive Plan
Stock-Based Incentive Plan

Mylan’s shareholders have approved the 2003 Long-Term Incentive Plan (as amended, the “2003 Plan”). Under the 2003 Plan, as amended, 55,300,000 shares of common stock are reserved for issuance to key employees, consultants, independent contractors and non-employee directors of Mylan through a variety of incentive awards, including: stock options, stock appreciation rights, restricted shares and units, performance awards, other stock-based awards and short-term cash awards. Stock option awards are granted at the fair value of the shares underlying the options at the date of the grant, generally become exercisable over periods ranging from three to four years, and generally expire in ten years.

Upon approval of the 2003 Plan, no further grants of stock options have been made under any other plan. However, there are stock options outstanding from frozen or expired plans and other plans assumed through acquisitions.

The following table summarizes stock option activity:

	Number of Shares Under Option	Weighted Average Exercise Price per Share
Outstanding at December 31, 2009	26,268,678	$15.22
Options granted	2,575,039	20.47
Options exercised	(3,900,514)	14.03
Options forfeited	(1,103,154)	15.09
Outstanding at December 31, 2010	23,840,049	$15.99
Options granted	4,943,178	22.40
Options exercised	(4,514,170)	15.09
Options forfeited	(669,801)	19.05
Outstanding at December 31, 2011	23,599,256	$17.42
Options granted	3,130,843	23.37
Options exercised	(9,360,396)	15.40
Options forfeited	(753,086)	20.24
Outstanding at December 31, 2012	16,616,617	$19.54
Vested and expected to vest at December 31, 2012	15,605,011	$19.40
Options exercisable at December 31, 2012	9,372,970	$17.57

As of December 31, 2012, options outstanding, options vested and expected to vest, and options exercisable had average remaining contractual terms of 6.55 years, 6.43 years and 5.05 years, respectively. Also at December 31, 2012, options outstanding, options vested and expected to vest and options exercisable had aggregate intrinsic values of $131.5 million, $125.7 million and $92.6 million, respectively.

A summary of the status of the Company’s nonvested restricted stock and restricted stock unit awards, including performance based restricted stock, as of December 31, 2012 and the changes during the year ended December 31, 2012 are presented below:

	Number of Restricted Stock Awards	Weighted Average Grant-Date Fair Value Per Share
Nonvested at December 31, 2011	2,520,487	$20.16
Granted	936,512	23.27
Released	(794,748)	16.15
Forfeited	(163,935)	22.23
Nonvested at December 31, 2012	2,498,316	$22.47

Of the 936,512 awards granted during the year ended December 31, 2012, 437,919 vest ratably over three years, 438,979 vest in three years, subject to performance obligations, 46,872 vest after the first year, and 12,742 vest two-thirds after two years, with the remaining one-third vesting after the third year.

As of December 31, 2012, the Company had $46.0 million of total unrecognized compensation expense, net of estimated forfeitures, related to all of its stock-based awards, which will be recognized over the remaining weighted average vesting period of 1.59 years. The total intrinsic value of stock-based awards exercised and restricted stock units converted during the years ended December 31, 2012 and December 31, 2011 was $111.7 million and $62.3 million.

With respect to options granted under the Company’s stock-based compensation plans, the fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model. Black-Scholes utilizes assumptions related to volatility, the risk-free interest rate, the dividend yield and employee exercise behavior. Expected volatilities utilized in the model are based mainly on the implied volatility of the Company’s stock price and other factors. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The model incorporates exercise and post-vesting forfeiture assumptions based on an analysis of historical data. The expected lives of the grants are derived from historical and other factors.

In 2010, the Company changed its method for estimating expected volatility from historical volatility to implied volatility. Management believes that these market-based inputs provide a better estimate of our future stock price movements and are consistent with current employee stock option valuation best practices.

The assumptions used are as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Volatility	29.7%	33.0%	30.8%
Risk-free interest rate	1.0%	2.4%	2.5%
Expected term of options (in years)	5.9	6.0	5.7
Forfeiture rate	5.5%	5.5%	5.5%
Weighted average grant date fair value per option	$7.00	$8.13	$6.89